Long Term Loan to a Third-Party (Details) - Schedule of Long Term Loan to a Third-Party - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Long Term Loan to a Third Party [Abstract]
Long term loan to a third-party	$ 1,999,507	$ 2,066,822
Total long term loan to a third-party	1,999,507	2,066,822
Current portion of loan to a third-party	1,999,507
Non-current portion of loan to a third-party		$ 2,066,822